SEGMENT AND GEOGRAPHICAL INFORMATION - Segment EBITDA (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Restructuring and other charges	$ (147)	$ (113)	$ (443)	$ (314)	$ (506)
Interest and other financial charges – net	(14)	(21)	(98)	(151)	(172)
Benefit (provision) for income taxes	(10)	69	(344)	(248)	140
Net income (loss)	(106)	(346)	(474)	(2,722)	(724)
Offset by a change in valuation allowance			27	258	158
Operating segments
Segment Reporting Information [Line Items]
Segment EBITDA	238	(113)	923	(219)	1,122
Corporate and other
Segment Reporting Information [Line Items]
Other	(49)	(72)	(116)	(209)	(468)
Restructuring and other charges	0	(11)	(33)	(16)	(13)
Corporate and other | Financial Services
Segment Reporting Information [Line Items]
Interest and other financial charges – net	(10)	(12)	(45)	(54)	(63)
Benefit (provision) for income taxes	54	47	195	257	138
Segment reconciling items
Segment Reporting Information [Line Items]
Restructuring and other charges	(148)	(110)	(433)	(288)	(299)
Purchases and sales of business interests	(5)	0	92	55	(139)
Russia and Ukraine charges			(95)	(188)	0
Non-operating benefit income	134	139	567	188	159
Depreciation and amortization	(209)	(204)	(847)	(893)	(1,150)
Interest and other financial charges – net	(4)	(9)	(53)	(97)	(109)
Benefit (provision) for income taxes	(64)	22	(512)	(247)	160
Power | Operating segments
Segment Reporting Information [Line Items]
Segment EBITDA	345	177	1,722	1,655	1,407
Restructuring and other charges	(48)	(21)	(124)	(141)	(337)
Wind | Operating segments
Segment Reporting Information [Line Items]
Segment EBITDA	(173)	(260)	(1,033)	(1,710)	176
Restructuring and other charges	(89)	(52)	(232)	(156)	(40)
Electrification | Operating segments
Segment Reporting Information [Line Items]
Segment EBITDA	66	(30)	234	(164)	(461)
Restructuring and other charges	$ (10)	$ (30)	(54)	(1)	(116)
Steam Plant | Segment reconciling items
Segment Reporting Information [Line Items]
Steam Power asset sale impairment			$ 0	$ (824)	$ 0